Fair value measurements - Schedule of weighted-average to determine the fair value of warrants (Detail) - Black Scholes Model [Member] - Fair Value Warrant Liability Member [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Redeemable Series A Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of preferred stock	$ 18.00	$ 5.80	$ 4.17
Exercise price	$ 6.33	$ 2.88	$ 2.88
Remaining term (in years)	6 years 6 months 18 days	7 years 3 days	8 years 3 days
Risk-free interest rate	1.90%	2.60%	2.40%
Expected volatility	45.90%	45.10%	37.80%
Dividend yield	0.00%	0.00%	0.00%
Junior Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of preferred stock	$ 18.00	$ 4.88	$ 2.38
Exercise price	$ 0.01	$ 0.01	$ 0.15
Remaining term (in years)	1 year 1 month 17 days	1 year 7 months 6 days	2 years 3 months
Risk-free interest rate	1.90%	2.50%	1.80%
Expected volatility	45.90%	45.10%	38.80%
Dividend yield	0.00%	0.00%	0.00%
Redeemable Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of preferred stock		$ 0.01	$ 0.79
Exercise price		$ 0.01	$ 0.11
Remaining term (in years)		1 year 7 months 6 days	2 years 3 months
Risk-free interest rate		2.50%	1.80%
Expected volatility		45.10%	38.80%
Dividend yield		0.00%	0.00%